INVENTORIES, NET (Tables)	12 Months Ended
Sep. 30, 2012
INVENTORIES, NET [Abstract]
Inventories

	As of September 30,
	2011	2012
	US$	US$
Books and other goods	285	588
Paper and other raw materials	78	70

	363	658